UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	4/30/2005

Date of reporting period:	7/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Municipal Bond Fund    High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.9%
Alabama 0.3%
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser, Ser. A	BBB(b)	6.125%	12/01/24	$1,000	$1,043,960
Ser. B, A.M.T.	BBB(b)	6.375	12/01/24	1,000	1,047,140

					2,091,100
Alaska 0.5%
Northern Tobacco Securization Corp., Asset Bkd. Bonds	Baa3	6.50	6/01/31	3,500	3,043,565

Arizona 2.4%
Coconino Cnty. Poll. Ctrl. Corp. Rev. Tuscon Elec. Pwr., Navajo, Ser. A, A.M.T.	Ba3	7.125	10/01/32	5,000	5,152,400
Ser. B	Ba3	7.00	10/01/32	1,700	1,753,873
Pima Cnty. Ind. Dev. Auth. Multi-Fam. Mtge. Rev., La Cholla Proj., A.M.T.	NR	8.50	7/01/20	8,680	8,765,498

					15,671,771
California 11.3%
Antelope Valley California Hlthcare. Dis. Rfdg., Ser. A	Aaa	5.20	1/01/17	1,005	1,065,240
California St., G.O.	Aaa	5.25	2/01/27	4,905	5,026,644
California St. Pub. Wks. Brd. Lease Rev., Dept. Mental Hlth., Coalinga, Ser. A	Baa1	5.50	6/01/19	2,000	2,131,220
Dept. Mental Hlth., Coalinga, Ser. A	Baa1	5.50	6/01/20	2,000	2,121,480
Dept. Mental Hlth., Coalinga, Ser. A	Baa1	5.50	6/01/22	2,000	2,094,220
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. G	A(b)	2.30	4/01/34	3,400	3,356,514
Capistrano Uni. Sch. Dist. Cmnty. Facs., Talega	NR	6.00	9/01/33	1,000	1,003,410
Central California Joint Pwr. Hlth. Fin. Auth., C.O.P., Cmnty. Hosps. of Central California	Baa2	6.00	2/01/30	2,550	2,586,848
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S.	Baa3	Zero	1/15/28	11,700	8,761,779
Golden St. Securitization Corp. Tobacco Settlement Rev., Asset Bkd. Bonds, Ser. B	Baa1	5.75	6/01/23	3,940	4,043,070
Asset Bkd. Bonds, Ser. B	Baa1	5.50	6/01/43	3,500	3,508,225

Dryden Municipal Bond Fund    High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth., Twelve Bridges	NR	6.20	9/02/25	$3,615		$3,747,526
Los Angeles Cmnty. Redev. Agcy. Cmnty. Redev. Fin. Auth. Rev., Bunker Hill Proj., Ser. A, F.S.A.	Aaa	5.00	12/01/22	2,500		2,579,300
Los Angeles Wtr. & Pwr. Rev. Pwr. Sys., F.S.A., Ser. B	Aaa	5.125	7/01/15	1,000		1,081,330
Ser. B	Aaa	5.125	7/01/16	1,000		1,075,120
Ser. B	Aaa	5.125	7/01/17	2,100		2,248,029
Ser. B	Aaa	5.125	7/01/18	1,555		1,655,080
Murrieta Cmnty. Facs. Dist. Spl. Tax, No. 2, The Oaks Impt. Area, Ser. A	NR	5.90	9/01/27	1,000	(g)	994,950
Orange Cnty. Cmnty. Local Trans. Auth., Reg. Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.20	2/14/11	7,000		8,103,060
Perris California Cmnty. Facs. Dist., Spec. Tax, No. 01-2, Ser. A	NR	6.25	9/01/23	3,000		3,010,920
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1, Sunridge Anatolia	NR	6.00	9/01/33	1,000		999,940
Sunridge Anatolia	NR	6.10	9/01/37	2,000		2,016,040
Roseville Joint Union H.S. Dist., Ser. B, F.G.I.C.	Aaa	Zero	8/01/11	1,440		1,095,350
Saugus Uni. Sch. Dist. Cmnty. Facs.	NR	6.00	9/01/33	1,800		1,763,514
Stockton Redev. Agcy. Rev., Stockton Events Ctr., Arena Proj., F.G.I.C.	Aaa	5.00	9/01/36	1,250		1,238,500
University Revs., Hosp. UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.50	5/15/23	1,330		1,426,598
Res. Facs., Ser. E, A.M.B.A.C.	Aaa	5.00	9/01/18	2,115		2,206,389
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	3,500		3,619,700

						74,559,996
Colorado 2.8%
Black Hawk Bus. Impvt. Dist.	NR	7.75	12/01/19	5,285	(d)	6,502,558
Colorado Springs Hosp. Rev., Prerfdg.	A3	6.375	12/15/30	1,240	(d)	1,458,141
Unrfdg.	A3	6.375	12/15/30	1,260		1,339,292
Denver Urban Ren. Auth. Tax, Inc., Rev.	NR	7.75	9/01/16	4,000		4,224,960
Lake Creek Affordable Hsg. Corp. Multi-Fam. Rev., Ser. B	NR	7.00	12/01/23	960		860,141
Superior Metro. Dist. No. 1, Wtr. & Swr. Rev.	NR	8.50	12/01/13	4,145	(d)	4,311,753

						18,696,845

Dryden Municipal Bond Fund    High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut 0.8%
Connecticut St., Ser, 1060-R, G.O., R.I.T.E.S.	AAA(b)	8.497%	11/15/09	$5,000	$5,370,100
District of Columbia 0.5%
District of Columbia Rev., Univ., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	3,000	3,015,450
Florida 5.1%
Arbor Greene Cmnty. Dev. Dist., Spec. Assmt. Rev.	NR	6.50	5/01/07	105	105,479
Bayside Impvt. Comnty. Dev. Dist., Ser. B	NR	6.375	5/01/18	1,370	1,372,850
Broward Cnty. Res. Recov. Rev., Rfdg. Wheelabrator, Ser. A	A3	5.50	12/01/08	4,000	4,359,880
Escambia Cnty. Hlth. Fac. Rev., Hlthcare. Fac., A.M.B.A.C.	Aaa	5.95	7/01/20	500	517,485
Florida Hsg. Fin. Corp. Rev., Westchase Apts., Ser. B, A.M.T.	NR	6.61	7/01/38	3,895	3,388,182
Florida St. Corr. Privatization Cmnty. Cert. Partner, A.M.B.A.C., Ser. A	Aaa	5.00	8/01/16	3,825	4,079,286
Ser. A	Aaa	5.00	8/01/17	1,660	1,757,807
Ser. B, C.O.P.	Aaa	5.00	8/01/14	2,020	2,180,691
Hillsborough Cnty. Ind. Dev. Auth. Hosp. Rev., Tampa Gen. Hosp. Proj., Ser. B	Baa1	5.25	10/01/28	1,000	956,420
Hillsborough Cnty. Ind. Dev. Auth. Rev., Lakeshore Villas Proj., Ser. A	NR	6.75	7/01/29	4,000	3,380,400
North Springs Impvt. Dist. Wtr. Mgmt., Ser. B	NR	8.30	5/01/24	1,550	1,583,743
Oakstead Cmnty. Dev. Dist., Cap. Impvt., Ser. B	NR	6.50	5/01/07	585	587,258
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.	Aa1	6.75	10/01/17	2,000	2,463,300
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C.	Aaa	5.00	11/01/30	3,500	3,765,720
Stoneybrook West Cmnty. Dev. Dist. Spec. Assmt. Rev., Ser. B	NR	6.45	5/01/10	785	792,395
Volusia Cnty. Sch. Brd. Sales Tax Rev., F.S.A.	Aaa	5.00	10/01/10	2,500	2,736,100

					34,026,996

Dryden Municipal Bond Fund    High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Georgia 0.5%
Atlanta Arpt. Facs. Rev., Rfdg. A.M.T., C.A.B.S., M.B.I.A.,	Aaa	Zero	1/01/10	$1,650		$1,244,133
Fulton Cnty. Residential Care Facs., Canterbury Court Proj., Ser. A	NR	6.125%	2/15/34	1,200		1,179,696
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aaa	6.15	2/01/20	1,000		1,195,670

						3,619,499
Hawaii 0.3%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	2,000		2,093,080
Illinois 6.7%
Cary Illinois Spec. Tax Spec. Svcs., Area No. 1, Cambridge, Ser. A Area No. 2, Foxford Hill	NR NR	7.625 7.50	3/01/30 3/01/30	3,968 4,950		4,287,662 5,307,786
Chicago Illinois Proj. & Rfdg., F.G.I.C.	Aaa	5.25	1/03/28	4,375		4,458,300
Gilberts Illinois Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj.	NR	7.75	3/01/27	5,000		5,415,350
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advnmt. Fdg. Univ. Ctr. Proj.	Baa2	6.25	5/01/30	2,000		2,034,800
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000		4,971,450
Illinois Hlth. Facs. Auth. Rev., Midwest Physician Grp. Ltd. Proj.	BB+(b)	8.10	11/15/14	2,550	(d)	2,639,887
Proj.	BB+(b)	8.125	11/15/19	3,285	(d)	3,413,148
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S.,	Aaa	Zero	12/01/11	3,360		2,507,736
McLean & Woodford Cntys. Cmnty. Unit Sch. Dist. No. 005, G.O., F.S.A.	Aaa	5.625	12/01/17	4,535		5,023,556
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick, Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	12/15/34	5,000		896,250
Robbins Illinois Res. Recov. Rev. Restruct. Proj., Ser. A, A.M.T.	NR	8.375	10/15/16	5,031	(c)	2,516
Ser. B, A.M.T.	NR	8.375	10/15/16	1,969	(c)	984
Round Lake Rev.	NR	6.70	3/01/33	1,000		1,028,160

Dryden Municipal Bond Fund    High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Winnebago Cnty. Hsg. Auth. Park Tower Assoc., Sec. 8	NR	8.125	1/02/11	$2,513		$2,515,803

						44,503,388
Indiana 0.4%
Indiana Hlth. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind., Ser. A	BBB-(b)	6.00	3/01/34	3,000		2,856,240
Iowa 3.0%
City of Cedar Rapids Rev. First Mtge. Bonds,
Cottage Grove Place Proj.	AAA(b)	9.00	7/01/18	8,780	(d)	9,524,720
Cottage Grove Place Proj.	AAA(b)	9.00	7/01/25	4,435	(d)	4,820,224
Iowa St. Fin. Auth. Hlthcare., Facs. Rev., Mercy Hlth. Initiatives Proj.	NR	9.25	7/01/25	4,840		5,677,029

						20,021,973
Louisiana 1.3%
Calcasieu Parish Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Baa3	6.625	2/01/16	3,500		3,696,770
West Feliciana Parish Poll. Ctrl. Rev., Gulf St. Util.	Ba1	7.70	12/01/14	5,000		5,081,000

						8,777,770
Maine 0.6%
Maine Hlth. & Higher Edl. Facs. Auth. Rev. Piper Shores,
Ser. A	NR	7.50	1/03/19	1,000		1,048,920
Ser. A	NR	7.55	1/04/29	3,000		3,118,500

						4,167,420
Maryland 2.0%
Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj.	AAA(b)	7.10	7/01/29	3,000	(d)	3,598,470
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.	A3	6.75	7/01/30	5,000		5,611,600
Northeast Wste. Disp. Auth. Rev.,
Sludge Corp. Facs.	NR	7.25	7/01/07	1,527		1,624,041
Sludge Corp. Facs., A.M.T.	NR	8.50	7/01/07	2,070		2,275,075

						13,109,186
Massachusetts 2.4%
Massachusetts St., Cons. Ln., G.O., Ser. C	Aa2	5.25	11/01/30	1,495	(d)	1,645,577
Massachusetts St. Coll. Bldg., Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50	5/01/14	1,750		2,212,945

Dryden Municipal Bond Fund    High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Massachusetts St. Dev. Fin.
Agcy. Rev., Hlthcare. Fac., Alliance, Ser. A	NR	7.10		7/01/32	$4,055		$3,861,536
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev. Caritas Christi Oblig. Group,
Rfdg., Ser. A	Baa3	5.75		7/01/28	2,000		1,944,240
Rfdg., Ser. B	Baa3	6.75		7/01/16	3,595		3,908,376
Massachusetts St. Wtr. Poll. Abatement Trust, Pool Proj., Ser. 9	Aaa	5.25		8/01/33	2,500		2,563,075

							16,135,749
Michigan 1.5%
Detroit Wtr. Sup. Sys., Ser. B, M.B.I.A.	Aaa	5.25		7/01/32	4,500		4,599,450
Kalamazoo Michigan Hosp. Fin. Auth. Hosp. Fac. Rev., E.T.M.	Aaa	9.44	(f)	6/01/11	2,000		2,094,400
Michigan St. Hosp. Fin. Auth. Rev., Pontiac Osteopathic, Ser. A	Baa3	6.00		2/01/14	3,045		3,058,398
Michigan St. Strategic Fd. Res. Recov. Ltd. Oblig. Rev. Central Wayne Engy. Rec., A.M.T.,
Ser. A	NR	6.90		7/01/19	1,500	(c)(i)	75,000
Ser. A	NR	7.00		7/01/27	6,500	(c)(i)	325,000

							10,152,248
Minnesota 0.4%
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hltheast Proj., Ser. A	Ba2	6.625		11/01/17	2,500		2,524,200
Nevada 2.5%
Clark Cnty. Impvt. Dist., No. 121, Southern Highlands Area	NR	7.50		12/01/19	4,785		5,164,211
Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR	6.10		8/01/18	2,000		2,055,200
Clark Cnty. Ind. Dev. Rev., Rfdg., Nevada Pwr. Co. Proj., Ser. C	B-(b)	5.50		10/01/30	4,500		3,847,545
North Las Vegas Local Impvt., Spec. Impvt. Dist. No. 60 Aliante	NR	5.60		12/01/12	1,525		1,552,298
Spec. Impvt. Dist. No. 60 Aliante	NR	6.40		12/01/22	1,250		1,254,700
Washoe Cnty. Wtr. Fac. Rev., Sierra Pac. Pwr. Co., A.M.T.	Ba2	5.00		3/01/36	2,500		2,499,800

							16,373,754

Dryden Municipal Bond Fund High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
New Hampshire 0.7%
New Hampshire Higher Edl. & Hlth. Facs. Auth. Rev., Antioch Coll.	NR	7.875	12/01/22	$4,790		$4,893,033
New Jersey 9.0%
Camden Cnty. Auth. Rev., Hlthcare. Redev. Cooper Proj.	Baa3	6.00	2/15/27	2,250		2,185,042
Jersey City, Gen. Impvt., Ser. B, F.S.A.	Aaa	5.00	9/01/18	2,955		3,118,205
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., A.M.T.	Caa2	6.25	9/15/29	2,500		1,868,450
Kapkowski Rd., Ser. A	Aaa	6.375	4/01/31	7,000	(d)	8,423,730
Kapkowski Rd., Ser. A, C.A.B.S., E.T.M.	Aaa	Zero	4/01/12	1,115		822,926
Rfdg. First Mtge. Franciscan Oaks Proj.	NR	5.70	10/01/17	165		155,973
New Jersey Hlthcare. Facs. Fin. Auth. Rev., Cherry Hill Proj.	NR	8.00	7/01/27	5,000		5,100,800
Raritan Bay Med. Ctr.	NR	7.25	7/01/14	3,100		3,224,620
Raritan Bay Med. Ctr.	NR	7.25	7/01/27	4,000		4,171,800
Somerset Med. Ctr.	Baa2	5.50	7/01/33	2,750		2,620,062
St. Peters Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	2,250		2,449,935
New Jersey St. Econ. Dev. Auth. Rev., First Mtge. Fellowship Vlge. Proj., Ser. A	Aaa	9.25	1/01/25	11,500	(d)	12,097,425
New Jersey St. Edl. Facs. Auth. Rev., Felician Coll. of Lodi, Ser. D	NR	7.375	11/01/22	3,700		3,712,913
Tobacco Settlement Fin. Corp., Asset Bkd. Rev.	Baa3	6.125	6/01/42	5,000		4,010,000
Asset Bkd. Rev.	Baa3	6.25	6/01/43	7,250		5,919,045

						59,880,926
New York 6.9%
Brookhaven New York Ind. Dev. Agcy. Civic Facs. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.25	11/15/30	4,000	(e)	4,162,560
Metro. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	4,045		4,458,723
Metro. Trans. Auth. Svc. Contract, Ser. B, M.B.I.A.	Aaa	5.50	7/01/19	3,050		3,340,390
New York City Transitional Fin. Auth. Rev., Ser. C	Aa2	5.50	2/15/16	2,500		2,723,350
New York St. Engy. Res. & Dev. Auth. Poll. Ctrl. Rev., Cent. Hudson Gas & Elec., Ser. A, A.M.T.	Aaa	3.00	12/01/28	3,300		3,236,409
New York St. Environ. Facs. Rev. Corp., Revolving Funds, Ser. B	Aaa	5.00	6/15/27	780		786,521

Dryden Municipal Bond Fund    High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
New York St. Urban Dev. Corp. Corr. & Youth Facs. Svcs., Ser. A	A3	5.00	1/01/09	$3,000		$3,231,090
Suffolk Cnty. Ind. Dev. Agcy. Civic Facs. Rev., South Hampton Hosp. Assoc., Ser. B	NR	7.625	1/01/30	5,000		5,025,850
Tobacco Settlement Fin. Corp., Asset Bkd., Ser. A-1	A3	5.50	6/01/14	8,000		8,529,680
Ser. C-1	A3	5.50	6/01/14	3,500		3,731,735
Ser. C-1	A3	5.50	6/01/15	6,000		6,409,260

						45,635,568
North Carolina 0.3%
North Carolina Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa2	5.125	1/02/26	2,000		1,942,940
North Dakota 0.9%
Ward Cnty. Hlthcare. Facs. Rev., Rfdg. Trinity Oblig., Group A	BBB+(b)	6.25	7/01/26	4,110		4,158,169
Group B	BBB+(b)	6.25	7/01/21	2,000		2,043,500

						6,201,669
Ohio 0.7%
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	3,000		3,286,260
Ohio St. Solid Wste. Rev., CSC Ltd. Proj., A.M.T.	NR	8.50	8/01/22	7,000	(c)	0
Rep. Eng. Steels, Inc., A.M.T.	NR	9.00	6/01/21	2,250	(c)	225
Richland Cnty. Hosp. Facs. Rev., Rfdg. Medcentral Hlth. Sys., Ser. A	A-(b)	6.125	11/15/16	1,000		1,067,330

						4,353,815
Oregon 0.8%
Oregon St. Dept. Administrative Svcs. Lottery Rev., Ser. A, F.S.A.	Aaa	5.00	4/01/11	5,000		5,454,850
Pennsylvania 3.4%
Allegheny Cnty. Hosp. Dev. Auth. Rev. Hlth. Sys., Ser. B	B2	9.25	11/15/15	1,000		1,120,500
Ser. B	B2	9.25	11/15/22	1,825		2,044,913
Allentown Area Hosp. Auth. Rev., Sacred Heart Hosp. of Allentown, Ser. B	Baa3	6.75	11/15/15	2,900		2,913,195
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs., Ser. A	NR	7.25	1/01/35	4,000		4,005,040
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj.	A-(b)	5.50	3/15/26	780		780,499

Dryden Municipal Bond Fund    High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Langhorne Manor Boro. Higher Ed. & Hlth. Auth. Rev., Hosp. Lower Bucks Hosp.	B2	7.35	7/01/22	$5,650		$5,453,663
Philadelphia Hosps. & Higher Ed. Facs. Auth. Rev., Grad. Hlth. Sys.	Ca	7.00	7/01/05	1,651	(c)	16
Grad. Hlth. Sys.	Ca	7.25	7/01/18	2,269	(c)	23
Grad. Hlth. Sys., Ser. A	Ca	6.25	7/01/13	2,015	(c)	20
Somerset Cnty. Hosp. Auth. Rev., Hlthcare. First Mtge. Bonds	NR	8.40	6/01/09	1,235	(c)	774,728
Hlthcare. First Mtge. Bonds	NR	8.50	6/01/24	8,805	(c)	5,466,936

						22,559,533
Rhode Island 1.4%
Providence Redev. Agcy., Ser. A, C.O.P.	NR	8.00	9/01/24	9,270	(d)	9,495,261
South Carolina 0.8%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Palmetto Hlth., Ser. C	Baa2	6.875	8/01/27	5,000		5,389,200
South Dakota 0.7%
South Dakota Econ. Dev. Fin. Auth., Dakota Park, A.M.T.	NR	10.25	1/02/19	4,355		4,479,248
Tennessee 6.1%
Bradley Cnty. Ind. Dev. Brd., Rfdg. Olin Corp. Proj., Ser. C	Baa3	6.625	11/01/17	2,000		2,124,060
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Ser. A, M.B.I.A.	Aaa	6.75	7/01/17	2,000		2,430,560
Memphis Ctr. City Rev., Fin. Corp., Ser. B	NR	6.50	9/01/28	26,000		25,655,760
Rutherford Cnty. Hlth. & Edl. Facs. Brd., First Mtge. Rev.	NR	9.50	12/01/19	6,300		6,456,618
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev., Methodist Hlthcare.	A3	6.50	9/01/26	3,500		3,792,250

						40,459,248
Texas 9.3%
Abilene Texas Hlth. Facs. Dev. Corp. Ret. Facs. Rev., Sears Methodist Ret., Ser. A	NR	7.00	11/15/33	1,500		1,545,240
Alliance Arpt. Auth., Inc. Spec. Facs. Rev., American Airlines, Inc. Proj., A.M.T.	Caa2	7.50	12/01/29	6,000		4,109,820
Austin Hsg. Fin. Corp. Multi-Fam. Hsg. Rev., Stony Creek, Ser. A	Ba2	7.75	11/01/29	9,345		9,210,993

Dryden Municipal Bond Fund    High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75%	10/01/38	$1,750		$1,817,060
Ser. D	Baa2	5.40	10/01/29	1,000		1,033,120
Dallas-Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev., American Airlines, Inc.	Caa2	6.00	11/01/14	3,050		1,981,768
American Airlines, Inc.	Caa2	6.375	5/01/35	2,000		1,200,040
American Airlines, Ser. C	Caa2	6.15	5/01/29	7,950		6,918,805
Harris Cnty., Toll Rd., Ser. B-1, F.G.I.C.	Aaa	5.00	8/15/16	2,500		2,673,025
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A	NR	7.125	2/15/34	1,250		1,272,375
Houston Util. Sys. Rev., Ref., Comb., First Lien, Ser. A, F.S.A.	Aaa	5.25	5/15/21	7,000		7,428,680
Katy Texas Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.00	6/01/18	4,000		3,944,240
Lower Colo River Auth., Rfdg., Trans. Svcs. Corp. Proj., Ser. C	Aaa	5.25	5/15/24	4,515		4,688,511
Matagorda Cnty. Nav. Dist. No. 1 Poll. Ctrl. Rev., Rfdg. Central Pwr., Ser. B, A.M.T.	Baa2	2.35	5/01/30	2,500		2,498,950
Matagorda Cnty. Nav. Dist. No. 1 Rev., Coll. Centerpoint Engy. Proj.	Baa2	5.60	3/01/27	2,000		1,996,840
North Central Texas Hlth. Fac. Dev. Corp. Rev., Ret. Fac. Sr. Hsg., Ser. A	NR	7.50	11/15/29	5,000		5,148,450
Royse City Indpt. Sch. Dist., Sch. Bldg., G.O., P.S.F.G.	AAA(b)	5.00	8/15/28	2,800		2,789,444
Sabine River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC, Proj., Ser. B	Baa2	6.15	8/01/22	1,000		1,037,030
Texas Mun. Pwr. Agcy. Rev., E.T.M., M.B.I.A.	Aaa	Zero	9/01/15	50		30,233

						61,324,624
Utah 0.2%
Carbon Cnty. Solid Wste. Disp. Rev., Rfdg. Laidlaw Environ., Ser. A, A.M.T.	NR	7.45	7/01/17	1,000		1,031,330
Tooele Cnty. Poll. Ctrl. Rev., Rfdg. Laidlaw Environ., Ser. A, A.M.T.	NR	7.55	7/01/27	4,000	(c)	170,000

						1,201,330

Dryden Municipal Bond Fund    High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Virginia 3.3%
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	A3	5.875	6/01/17	$2,000		$2,156,280
Gloucester Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.N.T.	BBB(b)	5.125	9/01/38	2,700		2,727,675
Norfolk Redev. & Hsg. Auth., Multi-Fam. Rental Hsg. Facs. Rev., A.M.T.	NR	8.00	9/01/26	5,825		5,860,416
Pocahontas Pkwy. Assoc. Toll Rd. Rev., C.A.B.S., Ser. B	BB(b)	Zero	8/15/16	7,000		2,851,100
Ser. C	B1	Zero	8/15/16	3,300		860,508
Ser. C	B1	Zero	8/15/32	6,200		491,102
Ser. C	B1	Zero	8/15/33	6,200		461,280
Ser. C	B1	Zero	8/15/34	6,200		434,744
Ser. C	B1	Zero	8/15/35	5,500		355,630
Roanoke Cnty. Ind. Dev. Auth. Residential Care Fac. Rev., Ser. A	NR	4.40	7/01/08	4,000		3,988,480
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T.	BBB(b)	5.125	6/01/28	1,600		1,616,400

						21,803,615
Washington 2.3%
Bellevue Conv. Ctr. Auth., King City, Oblig. Rev., M.B.I.A.	Aaa	Zero	2/01/10	870		705,970
Energy Northwest Elec. Rev., Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	4,300		4,890,304
Columbia Generating, Ser. B., A.M.B.A.C.	Aaa	6.00	7/01/18	5,050		5,731,548
Port Seattle Spec. Facs. Rev., Northwest Airlines Proj., A.M.T.	NR	7.125	4/01/20	600		518,502
Tobacco Settlement Auth. Tobacco Settlement Rev., Asset Bkd. Bonds	Baa3	6.50	6/01/26	2,640		2,479,092
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No.1, Ser. B, E.T.M.	Aaa	7.25	7/01/09	760		862,547

						15,187,963
West Virginia 1.3%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B	A2	6.75	9/01/30	7,000	(d)	8,377,180
Wisconsin 2.0%
Manitowoc Elec. Rev., Power Sys., F.G.I.C.	Aaa	5.25	10/01/34	5,000		5,064,600

Dryden Municipal Bond Fund    High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Oconto Falls Cmnty. Dev. Auth. Dev. Rev., A.M.T.	NR	8.125	12/01/22	$1,395	(i)	$1,224,657
Oconto Falls Tissue, Inc. Proj., A.M.T.	NR	7.75	12/01/22	8,000	(i)	6,756,960

						13,046,217
Trust Territories 0.5%
Northern Mariana Islands Comnwlth., Ser. A, G.O.	Ba3	6.75	10/01/33	3,000		3,021,600

Total long-term investments (cost $654,082,687)						635,518,150

SHORT-TERM INVESTMENTS 3.2%
Alabama 1.0%
Decatur Ind. Dev. Brd. Environ. Facs. Rev., BP Amoco Chemical Co. Proj., A.M.T., F.R.D.D	P-1	1.15	8/02/04	100		100,000
Mobile Ind. Dev. Brd. Rev., Alabama Pwr. Co. Barry Plant Proj., Ser. B, A.M.T., F.R.D.D.	VMIG1	1.18	8/02/04	6,350		6,350,000

						6,450,000
Alaska 0.2%
North Slope Boro Exempt Fac. Indl. Rev., BP Exploration Alaska Proj., A.M.T., F.R.D.D.	VMIG1	1.15	8/02/04	1,300		1,300,000
Colorado 0.1%
Denver Urban Renewal Auth. Tax Increment Rev., Pavilions, Conv. 2/14/97, A.M.T.	NR	7.50	9/01/04	330		330,000
Delaware 0.4%
Delaware St. Econ. Dev. Auth. Rev., Delmarva Pwr. & Lt. Co. Proj.,
A.M.T., F.R.D.D.	VMIG2	1.47	8/02/04	100		100,000
A.M.T., F.R.D.D.	VMIG2	1.47	8/02/04	2,600		2,600,000

						2,700,000
Georgia 0.1%
Fulton Cnty. Residential Care Facs., Ref., Lenbrook Square Foundation, F.R.D.D.	A-1(b)	1.15	8/02/04	1,000		1,000,000
Illinois 0.2%
Will Cnty. Exempt Facs. Rev., Indl. BP Amoco Chem. Co. Proj., A.M.T., F.R.D.D.	VMIG1	1.15	8/02/04	$1,000		$1,000,000

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania 0.2%
Schuylkill Cnty. Ind. Dev. Auth. Res. Recov. Rev., Rfdg. Northeastern Pwr. Co., Ser. B, A.M.T., F.R.D.D.	A-1+(b)	1.20	8/02/04	1,300	1,300,000
South Carolina 0.1%
Berkeley Cnty. Exempt Fac. Ind. Rev., Amoco Chemical Co. Proj., A.M.T., F.R.D.D.	VMIG1	1.15	8/02/04	800	800,000
Florence Cnty. Solid Wste. Disp. & Wastewater Treatment, Roche Carolina, Inc., A.M.T., F.R.D.D.	A-1+(b)	1.16	8/02/04	200	200,000

					1,000,000
Texas 0.9%
Dallas-Fort Worth Reg. Arpt. Rev., Mun. Secs. Trust Rcpts. SGA 49, A.M.T., F.R.D.D., M.B.I.A.	A-1+(b)	1.15	8/02/04	755	755,000
Gulf Coast Ind. Dev. Auth. Environ. Facs. Rev., Citgo Petroleum Corp. Proj., A.M.T., F.R.D.D.	VMIG1	1.18	8/02/04	5,000	5,000,000
Gulf Coast Wste. Disp. Auth., Ref. Amoco Oil Co. Proj., A.M.T., F.R.D.D.	VMIG1	1.15	8/02/04	200	200,000

					5,955,000

Total short-term investments (cost $21,035,000)					21,035,000

Total Investments 99.1% (cost $675,117,687 (k))					656,553,150
Variation Margin on Open Futures Contracts, net (j)					158,753
Other assets in excess of liabilities 0.9%					5,558,888

Net Assets 100.0%					$662,270,791

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P. – Certificates of Participation.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate Daily Demand Note (h).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

LLC – Limited Liability Company.

M.B.I.A. – Municipal Bond Insurance Corporation.

P.S.F.G. – Public School Fund Guaranty.

R.I.B.S. – Residential Interest Bonds.

R.I.T.E.S – Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S. – Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.

(c)	Represents issuer in default of interest payments; non-income producing security.

(d)	Prerefunded issues are secured by escrowed cash and/or direct U.S. government guaranteed obligations.

(e)	All or partial principal amount segregated as initial margin on financial futures contracts.

(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at period end.

(g)	Represents a when-issued security.

(h)	The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(i)	Fair valued security – value is determined by the Board of Trustees.

(j)	Open futures contracts as of July 31, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2004	Unrealized Appreciation
Long Positions:
35	10 Yr. U.S. Treasury Notes	Sep. 04	$3,757,935	$3,875,156	$117,221
106	U.S. Treasury Bonds	Sep. 04	10,980,860	11,471,187	490,327

					$607,548

(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of July 31, 2004 as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized (Depreciation)
$674,798,089	$26,174,590	$(44,419,529)	$(18,244,939)

The difference between book and tax basis was primarily due to the differences in the treatment of discount amortization for book and tax purposes.

Dryden Municipal Bond Fund    Insured Series

Schedule of Investments as of July 31, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 96.8%
California 8.7%
California St., G.O., M.B.I.A.	Aaa	5.25%		2/01/27	$7,000		$7,173,600
Los Angeles Unif. Sch. Dist. Cert. Part., Admin. Bldg. Proj., Ser. B, C.O.P.	Aaa	5.00		10/01/31	6,525		6,495,703
San Diego Cnty. Wtr. Rev., C.O.P., F.G.I.C.	Aaa	9.58	(c)	4/26/06	5,800		6,538,340
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S., Ser. A, M.B.I.A.	Aaa	Zero		1/15/36	10,000		1,685,900
South Orange Cnty. Pub. Fin., Foothill Area Proj., Ser. C, F.G.I.C.	Aaa	8.00		8/15/08	2,000		2,396,120
University Rev., Hosp., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25		5/15/30	3,000		3,069,750

							27,359,413
Colorado 4.1%
Colorado Dept. Trans. Rev., Trans. Rev. Antic Nts., Ser. A, F.G.I.C.	Aaa	5.00		12/15/16	7,000		7,521,570
Denver City & Cnty. Arpt. Rev., Ser. C, A.M.T, M.B.I.A.	Aaa	5.60		11/15/11	5,000		5,360,550

							12,882,120
District of Columbia 2.9%
Dist. of Columbia, G.O., Ser. A, E.T.M., M.B.I.A.	Aaa	6.50		6/01/10	2,905		3,409,308
G.O., Ser. A, M.B.I.A.	Aaa	6.50		6/01/10	3,095	(e)	3,593,512
Dist. of Columbia Rev., Univ., George Washington Univ., Ser. A	Aaa	5.125		9/15/31	2,000		2,010,300

							9,013,120
Florida 7.6%
Brevard Cnty. Hlth. Facs. Auth., Holmes Reg. Med. Ctr. Proj., M.B.I.A.	Aaa	5.60		10/01/10	6,000		6,452,340
Florida St. Corr. Privatization Comn. Cert. Partner, A.M.B.A.C., C.O.P.,
Ser. B	Aaa	5.00		8/03/15	2,125		2,277,044
Ser. B	Aaa	5.00		8/01/16	2,235		2,383,583
Indian River Cnty. Wtr. & Swr. Rev., Ser. A, F.G.I.C.	Aaa	5.25		9/04/18	2,600		2,793,258
Orange Cnty. Tourist Dev. Tax Rev.	Aaa	5.00		10/01/17	2,000		2,098,420
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C.	Aaa	5.00		11/01/30	2,000		2,151,840

Dryden Municipal Bond Fund    Insured Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Polk Cnty. Sch. Dist. Sales Tax Rev.,
F.S.A.	Aaa	5.25	10/01/17	$1,580	$1,727,019
F.S.A.	Aaa	5.25	10/01/18	1,325	1,440,248
Volusia Cnty. Sch. Brd. Sales Tax Rev., F.S.A.	Aaa	5.00	10/01/09	2,330	2,538,698

					23,862,450
Georgia 3.1%
Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.	Aaa	6.50	1/04/10	2,000	2,328,100
Georgia Mun. Elec. Auth., Pwr. Rev., Ser. B, M.B.I.A.	Aaa	6.20	1/04/10	3,495	3,988,529
Newnan Hosp. Auth. Rev.	Aaa	5.50	1/04/21	3,185	3,426,837

					9,743,466
Hawaii 2.8%
Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs., Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20	11/01/29	8,000	8,828,640
Idaho 0.3%
Idaho Hsg. & Fin. Assoc., Sngl. Fam. Mtge., Ser. E, A.M.T.	Aaa	5.55	7/01/31	775	783,502
Illinois 8.8%
Chicago Midway Arpt. Rev., Ser. B, M.B.I.A., A.M.T.	Aaa	5.75	1/03/22	5,000	5,309,400
Chicago O’Hare Int’l. Arpt. Pass. Facs. Chrg., Ser. A, A.M.B.A.C.	Aaa	5.625	1/02/15	2,000	2,122,280
Chicago Proj. & Rfdg., G.O., F.G.I.C.	Aaa	5.25	1/03/28	2,000	2,038,080
Illinois St.,
G.O.	Aaa	5.625	4/01/15	3,250	3,570,645
G.O., F.S.A.	Aaa	5.25	4/01/22	2,500	2,610,425
Illinois St. Civic Ctr., Spec. St. Oblig., F.S.A.	Aaa	5.50	12/15/15	2,710	2,987,883
McLean & Woodford Cntys. Cmnty. Unif. Sch. Dist. No. 005, F.S.A., G.O.	Aaa	5.625	12/01/17	4,000	4,430,920
Metro. Pier & Exposition Auth. Dedicated St. Tax Rev.,
C.A.B.S, McCormick, Ser. A	Aaa	Zero	12/15/34	10,000	1,792,500
C.A.B.S, McCormick, Ser. A	Aaa	Zero	6/15/37	7,500	1,161,075
Onterie Ctr. Hsg. Fin. Corp., Mtge. Rev., Ser. A, M.B.I.A.	Aaa	7.00	7/02/12	1,350	1,365,849

.					27,389,057

Dryden Municipal Bond Fund    Insured Series

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas 0.7%
Saline Cnty. Unif. Sch. Dist.,
G.O., F.S.A.	Aaa	5.50	9/01/17	$2,000	$2,198,980
Louisiana 0.4%
New Orleans Fin. Auth., Sngl. Fam. Mtge., Ser. B-2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	6.00	12/01/21	1,105	1,149,288
Maryland 0.1%
Prince Georges Cnty. Hsg., Sngl. Fam. Mtge., Ser. A, A.M.T, G.N.M.A./F.N.M.A.	AAA(b)	6.15	8/01/19	210	219,274
Massachusetts 2.1%
Boston Convention Ctr. Act of 1997, Spec. Oblig., Ser. A, A.M.B.A.C.	Aaa	5.00	5/01/19	2,000	2,088,660
Massachusetts St., Cons. Ln., Ser. C, G.O.	Aaa	5.50	11/01/10	4,000	4,475,560

					6,564,220
Michigan 3.2%
Detroit Wtr. Sup. Sys., Ser. B, M.B.I.A.	Aaa	5.25	7/01/32	5,500	5,621,550
Michigan Mun. Bond Auth. Rev., Clean Wtr., St. Revolving Fd.	Aaa	5.00	10/01/15	4,000	4,324,360

					9,945,910
Minnesota 4.2%
Bass Brook Poll. Ctrl. Rev., M.B.I.A.	Aaa	6.00	7/01/22	1,600	1,604,768
Becker Indpt. Sch. Dist. No. 726., F.S.A.,
Ser. A	Aaa	6.00	2/01/15	1,610	1,822,005
Ser. A	Aaa	6.00	2/01/16	1,750	1,980,440
Minneapolis & St. Paul Metro. Arpts., F.G.I.C.,
Ser. A	Aaa	5.75	1/02/32	4,285	4,609,931
Ser. C	Aaa	5.50	1/02/19	3,000	3,271,950

					13,289,094
Missouri 1.1%
St. Louis Arpt. Rev., Arpt. Dev. Proj., Ser. A, M.B.I.A.	Aaa	5.625	7/01/19	3,000	3,295,830
Nevada 1.4%
Washoe Cnty. Arpt. Auth. Arpt. Sys. Impvt. Rev., F.S.A.	Aaa	5.00	7/01/11	4,005	4,317,630
New Jersey 2.5%
Jersey City Swr. Auth.,
Rev., A.M.B.A.C.	Aaa	6.00	1/04/10	2,585	2,934,182
Rev., A.M.B.A.C.	Aaa	6.25	1/02/14	4,255	5,003,752

					7,937,934

Dryden Municipal Bond Fund Insured Series
Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
New York 13.0%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/03/21	$2,750		$3,058,275
Islip Res. Rec. Facs., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,750		2,078,808
Metro. Trans. Auth., N.Y. Svc. Contract, Rfdg., M.B.I.A.,
Ser. B	Aaa	5.50	7/01/19	5,000		5,476,050
Ser. B	Aaa	5.50	7/01/23	7,285		7,840,918
Metro. Trans. Auth., N.Y. Trans. Facs. Rev., Ser. A, F.S.A.	Aaa	5.75	7/01/11	3,000	(d)	3,340,440
Nassau Cnty. Interim Fin. Auth., Sales Tax Secured, Ser. A, A.M.B.A.C.	Aaa	5.00	11/15/12	2,500		2,724,525
New York N.Y., Prerfdg., Ser. G, G.O., M.B.I.A.	Aaa	5.75	2/03/14	145	(d)	155,527
Unrfdg., Ser. G, G.O., M.B.I.A.	Aaa	5.75	2/01/14	1,310		1,398,923
New York St. Dorm. Auth. Rev., Sch. Dist. Fin. Proj., Ser. A, M.B.I.A.	Aaa	5.75	10/02/17	3,000		3,388,500
New York St. Engy. Res. & Dev. Auth. Poll. Ctrl. Rev., Cent. Hudson Gas & Elec., Ser. A, A.M.T.	Aaa	3.00	12/01/28	2,000		1,961,460
New York St. Environ. Facs. Poll. Ctrl. Rev.,
Ser. C	Aaa	5.70	7/16/12	25		26,752
Ser. C	Aaa	5.75	7/15/13	10		10,708
Ser. C	Aaa	5.80	7/15/14	35		37,526
Suffolk Cnty. Judicial Facs., John P. Cohalan Complex, A.M.B.A.C.	Aaa	5.75	10/15/12	3,000		3,352,050
Tobacco Settlement Fin. Corp., Asset-Bkd, Ser. A-1	A3	5.50	6/02/14	3,000		3,198,630
Ser. C-1	A3	5.50	6/02/14	1,500		1,599,315
Ser. C-1	A3	5.50	6/01/15	1,000		1,068,210

						40,716,617
Ohio 1.7%
Bowling Green St. Univ., F.G.I.C.	Aaa	5.75	6/01/16	2,815		3,160,063
Ohio St. Wtr. Dev. Auth. Rev., Wtr. Dev., Fresh Wtr., Ser. A	Aa1	5.125	12/01/18	2,000		2,109,200

						5,269,263

Dryden Municipal Bond Fund Insured Series
Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma 3.8%
Edmond Pub. Wks. Auth. Util. Rev., A.M.B.A.C.	Aaa	5.625	7/01/24	$4,440	$4,787,252
Norman Reg. Hosp. Auth., Rev., Ser. A, M.B.I.A.	Aaa	5.50	9/01/11	4,110	4,442,335
Oklahoma City Arpt. Trust, Jr. Lien, Ser. 24, A.M.B.A.C., A.M.T.	Aaa	5.75	2/01/18	2,620	2,762,659

					11,992,246
Pennsylvania 1.8%
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.	Aaa	5.50	7/03/17	5,000	5,501,800
Puerto Rico 2.1%
Puerto Rico Comnwlth. Hwy & Transit Auth. Trans. Rev., Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	3,000	3,070,590
Ser. I, F.G.I.C.	Aaa	5.00	7/01/26	3,465	3,527,266

					6,597,856
South Carolina 2.0%
Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	Aaa	5.75	4/01/20	4,180	4,624,878
Univ. of South Carolina, Rev., Ser. A, F.G.I.C.	Aaa	5.75	6/01/30	1,615	1,733,137

					6,358,015
Texas 7.4%
Corpus Christi Util. Sys. Rev., F.S.A.,
Ser. A	Aaa	6.00	7/15/19	3,255	3,672,389
Ser. A	Aaa	6.00	7/15/20	3,450	3,870,762
Houston Arpt. Sys. Rev., E.T.M.	Aaa	7.20	7/01/13	3,095	3,638,575
Houston Texas, Rfdg., Pub. Impvt., Ser. A, G.O., M.B.I.A.	Aaa	5.375	3/01/15	5,000	5,500,950
Mission Cons. Indpt. Sch. Dist., G.O., P.S.F.G.	Aaa	5.75	2/15/19	1,360	1,502,814
Northwest Indpt. Sch. Dist., P.S.F.G., Sch. Bldg. & Rfdg., G.O.,	Aaa	5.50	8/15/17	1,080	1,181,498
Sch. Bldg. & Rfdg., G.O.,	Aaa	5.50	8/15/18	1,000	1,089,480
Royse City Indpt. Sch. Dist., Sch. Bldg., G.O., P.S.F.G.	AAA(b)	5.00	8/15/28	1,370	1,364,835
Van Alstyne Indpt. Sch. Dist. Rfdg., G.O., P.S.F.G.	Aaa	5.95	8/15/29	1,105	1,189,002

					23,010,305
Utah 1.0%
Utah St., Ser. B, G.O.	Aaa	4.50	7/01/08	3,000	3,196,050

Dryden Municipal Bond Fund Insured Series
Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Vermont 0.8%
Vermont Hsg. Fin. Agcy., Sngl. Fam. Mtge., Ser. 13A, F.S.A., A.M.T.	Aaa	5.45	5/01/26	$2,495		$2,566,307
Washington 7.4%
Clark Cnty. Sch. Dist. No. 114, G.O., F.S.A.	Aaa	5.25	12/03/18	3,800		4,040,388
Cowlitz Cnty. Sch. Dist. No. 122 Longview, F.S.A., G.O.	Aaa	5.50	12/01/19	1,725		1,882,406
King Cnty. Sch. Dist. No 411, G.O., F.S.A.	Aaa	6.25	12/01/15	1,900		2,167,083
Ocean Shores, G.O., F.G.I.C.	Aaa	5.50	12/01/20	1,570		1,706,386
Port Seattle Rev., Prerfdg., Ser. A	Aaa	5.375	6/01/13	595	(d)	657,517
Unrfdg., Ser. A, F.G.I.C.	Aaa	5.375	6/01/13	1,405		1,529,019
Skagit Cnty. Cons. Sch. Dist. No. 320 Mount Vernon, G.O., M.B.I.A.	Aaa	5.50	12/03/18	2,000		2,193,920
Snohomish Cnty., Ltd. Tax, G.O., M.B.I.A.	Aaa	5.375	12/02/19	2,000		2,148,500
Washington St. Hsg. Fin. Comn., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375	12/03/18	2,505		2,578,747
Washington St. Pub. Pwr. Supply, M.B.I.A.	Aaa	5.75	7/01/10	4,000		4,342,880

						23,246,846
West Virginia 1.0%
Clarksburg Wtr. Rev., F.G.I.C.	Aaa	5.25	9/03/19	2,000		2,148,400
West Virginia St. Wtr. Dev. Auth., Ser. B, A.M.B.A.C., A.M.T.	Aaa	5.875	7/01/20	1,015		1,109,314

						3,257,714
Wisconsin 0.8%
Manitowoc Elec. Rev., Pwr. Sys., F.G.I.C.	Aaa	5.25	10/02/34	2,500		2,532,300

Total long-term investments (cost $290,942,617)						303,025,247

SHORT-TERM INVESTMENTS 1.4%

California 0.4%
Mun. Secs. Trust Cert., Ser. 2001-136 Trust Cert., Cl. A, F.G.I.C., F.R.D.D.	A-1+(b)	1.13	8/02/04	1,200		1,200,000
Illinois 0.5%
Mun. Secs. Trust Cert., Chicago O’Hare Arpt., Ser. 200-93, Cl. A, A.M.B.A.C., F.R.D.D.	A-1+(b)	1.15	8/02/04	1,600		1,600,000

Dryden Municipal Bond Fund Insured Series
Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas 0.3%
Dallas-Fort Worth Reg. Arpt. Rev., Mun. Secs. Trust Rcpts., SGA 49, F.R.D.D., M.B.I.A., A.M.T.	A-1+(b)	1.15	8/02/04	$1,000	$1,000,000
Washington 0.2%
Clark Cnty. Pub. Util. Dist. No. 001 Generating Sys. Rev., Mun. Secs. Trust Rcpts., Ser. SGA 118, F.S.A., F.R.D.D.	A-1+	1.14	8/02/04	600	600,000

Total short-term investments (cost $4,400,000)					4,400,000

Total Investments 98.2% (cost $295,342,617 (h))					307,425,247
Variation Margin On Open Futures Contracts, Net (g)					15,000
Other assets in excess of liabilities 1.8%					5,568,092

Net Assets 100.0%					$313,008,339

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note(f).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

P.S.F.G.—Public School Fund Guaranty.

(b)	Standard & Poor’s rating.

(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at period end.

(d)	Prerefunded issues are secured by escrowed cash or direct U.S. government guaranteed obligations.

(e)	All or partial amount segregated as initial margin on financial futures contracts.

(f)	The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(g)	Open futures contracts as of July 31, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2004	Unrealized Appreciation
Long Positions:
20	U.S. Treasury 10 Yr Notes	Sep 04	$2,147,392	$2,214,375	$66,983

(h)	The United States federal income tax basis of the Fund’s Investments and the net unrealized appreciation (depreciation) as of July 31, 2004 were as follows:

Tax Basis	Appreciation	(Depreciation)	Total Net Unrealized Appreciation / (Depreciation)
$295,071,425	$13,488,604	$(1,134,782)	$12,353,822

The difference between book basis and tax basis was attributable to the difference in the treatment of discount amortization for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange (“NYSE”), on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 28, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 28, 2004

*	Print the name and title of each signing officer under his or her signature.